Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Loss and Comprehensive Loss
Revenues, net of discounts	$ 155,114,454	$ 75,195,556
Cost of goods sold before biological asset adjustments	66,555,710	37,009,909
Incremental costs to acquire cannabis inventory in a business combination [Note 4]		3,764,678
Cost of goods sold	66,555,710	40,774,587
Gross profit before fair value adjustments	88,558,744	34,420,969
Fair value adjustment on sale of inventory	(34,147,938)	(18,272,212)
Unrealized gain on biological asset transformation [Note 6]	48,690,657	10,108,105
Gross profit	103,101,463	26,256,862
Expenses
General and administrative [Note 16]	36,342,955	19,036,452
Sales and marketing	2,150,536	1,345,009
Depreciation [Notes 7 and 9]	2,364,224	1,392,994
Amortization [Note 8]	12,024,715	7,222,595
Stock-based compensation [Note 17]	31,156,759	28,879,225
Acquisition expense	2,945,194	5,847,800
Total expenses	86,984,383	63,724,075
Income (Loss) from operations	16,117,080	(37,467,213)
Share of loss on equity investments [Note 10]	(33,591)	(72,600)
Foreign exchange	(7,782)	(141,106)
Fair value loss on financial liabilities [Note 14]	(164,042,264)	(119,235,147)
Interest expense	(4,115,775)	(3,035,492)
Interest income	10,112	404,835
Other	104,931	202,610
Total other (expense) income	(168,084,369)	(121,876,900)
Loss before income tax	(151,967,289)	(159,344,113)
Current tax [Note 20]	(21,976,761)	(8,728,061)
Deferred tax [Note 20]	(2,388,608)	3,892,570
Net loss	(176,332,658)	(164,179,604)
Foreign currency translation adjustment	(9,030,828)	(156,510)
Net loss and comprehensive loss	$ (185,363,486)	$ (164,336,114)
Basic and diluted loss per share	$ (6.32)	$ (9.43)
Weighted average number of shares outstanding (basic and diluted)	27,892,441	17,404,742